Trillium All Cap Fund
Trillium All Cap Fund
Investment Objective
The Trillium All Cap Fund (the “All Cap Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Trillium All Cap Fund	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Trillium All Cap Fund		Institutional Class	Retail Class
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (includes a 0.10% shareholder servicing fee for the Retail Class)	[1]	0.57%	0.67%
Total Annual Fund Operating Expenses		1.27%	1.62%
Fee Waiver and/or Expense Reimbursement/Recoupment		(0.37%)	(0.37%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.90%	1.25%
[1]	"Other Expenses" are based on estimated customary Fund expenses for the current fiscal year.
[2]	Trillium Asset Management, LLC ("Trillium" or the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class to 0.90% and for the Retail Class to 1.25% of the Fund's average daily net assets (the "Expense Caps"). The Expense Caps are indefinite, but will remain in effect until at least October 31, 2017. The Expense Caps may be terminated at any time by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Adviser may request reimbursement if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the All Cap Fund with the cost of investing in other mutual Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Trillium All Cap Fund - USD ($)	1 Year	3 Years
Institutional Class	92	366
Retail Class	127	475

Portfolio Turnover
The All Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. As the Fund has not yet commenced operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal conditions, the All Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities in which the Fund may invest are not limited in the range of market capitalizations and economic sectors, but must meet the Advisor’s sustainability criteria. The Adviser seeks stocks with high quality characteristics and strong environmental, social, and governance (“ESG”) records. Trillium defines high-quality characteristics to include:

•	Financial Statement Integrity

•	Conservative Debt Management

•	Positive and Growing Cash Flow from Operations

•	Sector-leading policies and performance related to key ESG Issues

When selecting securities for the Fund, the Adviser conducts bottom-up financial analysis that includes a review of environmental, social, and governance issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet our ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. These companies may have strong board diversity, such as two or more women on the board. ESG criteria may be somewhat different industry by industry. For example, in the apparel industry we would seek companies with a comprehensive supply chain code of conduct and monitoring. In the energy industry, we would seek companies with solid worker safety records and environmental management programs.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Adviser may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value and no longer reflects the investment thesis defined by the analyst or if the security rises well beyond the capitalization range of the product.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the All Cap Fund. The following risks could affect the value of your investment in the Fund:

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Foreign Securities Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

•	General Market Risk: . . . Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies or meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•	New Fund Risk: The Fund is new and has no operating history, and there can be no guarantee that the Fund will grow to or maintain an economically viable size.

•	Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than the Fund that invests exclusively in large-capitalization companies.

•	Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause the Fund to perform differently compared to similar Fund that do not have such a policy. The exclusionary criteria related to this ESG policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

Performance
Because the All Cap Fund has not commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.